Intangible Assets, Net - Schedule of Finite-Lived Intangible Assets (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Cost	$ 12,058	$ 13,551
Accumulated Amortization	(6,475)	(11,750)
Impairment Loss	(4,116)	(3,028)
Net	1,467	1,802
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	6,545	7,737
Accumulated Amortization	(3,517)	(4,709)
Impairment Loss	(3,028)	(3,028)
Net	$ 0	$ 0
Customer Relationships [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	2 years	2 years
Customer Relationships [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	5 years	5 years
Technology-Based Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	5 years	5 years
Cost	$ 2,611	$ 4,167
Accumulated Amortization	(2,611)	(4,008)
Impairment Loss	0	0
Net	$ 0	$ 159
Computer Software, Intangible Asset [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	3 years	3 years
Cost	$ 2,902	$ 1,647
Accumulated Amortization	(347)	(5)
Impairment Loss	(1,088)	0
Net	$ 1,467	$ 1,643